CONTINGENCIES AND CAPITAL COMMITMENTS (Narrative) (Details) S/ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2021 USD ($)
Disclosure of other provisions [line items]
Capital commitments		$ 14,303,000		$ 71,759,000
Capital commitment amounts expected to be expended within one year		13,900,000
Tax expense (income)		10,797,000		47,781,000
Income taxes payable		11,591,000		20,563,000
Government of Burkina Faso [Member]
Disclosure of other provisions [line items]
Potential early payment termination amount		2,000,000.0
Government of Cte d'Ivoire [Member]
Disclosure of other provisions [line items]
Potential early payment termination amount		19,700,000
Civil Work [Member]
Disclosure of other provisions [line items]
Capital commitments		6,500,000
Equipment Purchases [Member]
Disclosure of other provisions [line items]
Capital commitments		1,800,000
Other Services [Member]
Disclosure of other provisions [line items]
Capital commitments		100,000
Construction Related [Member]
Disclosure of other provisions [line items]
Capital commitments		14,300,000
PERU
Disclosure of other provisions [line items]
Payment of disputed amount		1,100,000	S/ 4.3
PERU | Assessed in Prior Period [Member]
Disclosure of other provisions [line items]
Income tax interest and penalties		600,000	2.4
Payment of disputed amount		1,100,000	S/ 4.3
ARGENTINA
Disclosure of other provisions [line items]
Income taxes payable		5,500,000		$ 6,000,000.0
Caylloma Mine [Member]
Disclosure of other provisions [line items]
Undiscounted closure costs		18,200,000
Progressive closure activities	$ 6,200,000
Final closure activities		9,800,000
Post closure activities		2,300,000
Guarantees with government current year		10,800,000
San Jose Mine [Member]
Disclosure of other provisions [line items]
Guarantees with government current year		$ 900,000